CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 9,158	$ 21,698	$ 15,651
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,845	603	661
Accumulated interest accretion and amortization of discount and premium on available-for-sale marketable securities	502	459	496
Realized gain related to sale of available-for-sale marketable securities	(79)	(13)	(35)
Stock-based compensation	19,033	13,920	11,198
Increase (decrease) in accrued severance pay, net	(24)	(163)	45
Decrease (increase) in trade receivables, net	(2,140)	(2,603)	3,842
Decrease (increase) in other accounts receivable and prepaid expenses	127	965	(1,951)
Decrease (increase) in inventories	1,904	(1,446)	1,265
Decrease (increase) in other long-term investments and others	16	(6)	(21)
Increase (decrease) in trade payables	(4,403)	2,245	(1,653)
Increase in other accounts payable and accrued expenses	1,772	1,908	208
Net cash provided by operating activities	28,711	37,567	29,706
Cash flows from investing activities:
Investment in available-for-sale marketable securities	(13,107)	(31,938)	(9,000)
Investment in short-term deposits	(36,929)	(98,000)	(92,000)
Proceeds from redemption of short-term deposits	98,000	85,000	74,000
Investment in long-term deposits	(42,000)		(5,000)
Proceeds from redemption of long-term deposits	5,000
Proceeds from maturity of available-for-sale marketable securities	6,343	13,372	13,646
Proceeds from sale and redemption of available-for-sale marketable securities	6,509	1,248	3,073
Purchase of property and equipment	(698)	(1,597)	(1,008)
Purchase of technology	(5,056)	(1,827)	(500)
Acquisition of Tilera Corporation, net of cash acquired of $3,889 (see Schedule A below)	(41,580)
Net cash used in investing activities	(23,518)	(33,742)	(16,789)
Cash flows from financing activities:
Proceeds from exercise of options in the Company	2,019	1,363	12,890
Net cash provided by financing activities	2,019	1,363	12,890
Increase in cash and cash equivalents	7,212	5,188	25,807
Cash and cash equivalents at the beginning of the year	50,051	44,863	19,056
Cash and cash equivalents at the end of the year	57,263	50,051	44,863
Significant non-cash activities:
Purchase of property, equipment and technology on credit		1,337	202
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	127,355	96,276
Tilera Corporation [Member]
Estimated fair values of the assets acquired and liabilities assumed
Working capital, net (excluding cash and cash equivalents)	(2,673)
Equipment and other assets	1,785
Intangible assets	11,389
Goodwill	31,079
Payments for Tilera Corporation, net of cash	$ 41,580